OPERATING LEASE	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Leases of Lessor Disclosure [Text Block]
5.	OPERATING LEASE

The Company has entered into an operating lease for its office space for $3,103 per month through June 2015. The following are the future minimum rental payments to be paid under the non-cancelable operating lease in effect at December 31, 2013:

Year Ending December 31,	Amount

2014	$37,240
2015	$18,620